Accrued liabilities and other liabilities	6 Months Ended
Jun. 30, 2020
Accrued Liabilities And Other Liabilities [Abstract]
Accrued liabilities and other liabilities
16	Accrued liabilities and other liabilities

	As of
	December 31, 2019	June 30, 2020

Current
Rebates payable to customers	2,260	1,718
VAT and other taxes payable	3,440	3,671
Security deposit received from customers	610	556
Accrued employee benefits	4,756	6,041
Accrued professional fees	3,853	6,558
Accrued marketing and hosting expenses	2,486	2,544
Advance from a non-controlling interest (Note)	—	5,000
Convertible notes consideration received in advance (Note 18(d))	—	3,078
Others	2,532	1,808
	19,937	30,974
Non-current
Accrued professional fees	449	512

Note:

As of June 30, 2020, the amount represents an advance from a non-controlling interest for the purpose of replenishment of working capital of certain subsidiaries of the Company, which was unsecured, interest-free, and repayable on demand.